Parent Company Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Oct. 17, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Loans, net of unearned income	$ 570,437	$ 552,917			$ 403,875
Allowance for credit losses	(3,839)	(3,602)			(2,506)
Net loans	566,598	549,315			401,369
Other assets			1,367
Total assets	710,480	691,416			499,918
LIABILITIES
Short-term borrowings	41,032	48,628			45,658
Total liabilities	650,096	631,773			451,294
SHAREHOLDERS' EQUITY
Preferred stock par value $0.01 (liquidation preference of $1,000 per share) authorized 5,000,000; shares issued and outstanding 12,562 series AA shares at December 31, 2014 and December 31, 2013, net of issuance cost	12,562	12,562			12,562
Common stock - par value of $0.01 authorized 10,000,000 shares; issued and outstanding 4,145,547 shares at December 31, 2014 and 4,095,650 December 31, 2013	41	41			41
Capital surplus	38,454	38,360			37,607
Retained earnings/(accumulated deficit)	9,314	8,696			(1,590)
Accumulated other comprehensive (loss) income, net	13	(16)			4
Total shareholders' equity	60,384	59,643		48,888	48,624	46,721	36,630
Total liabilities and shareholders' equity	710,480	691,416			499,918
Parent Company [Member]
ASSETS
Cash and cash equivalents		1,356			1,865
Loans, net of unearned income		0			0
Allowance for credit losses		0			0
Net loans		0			0
Investment in subsidiaries		59,166			47,744
Other assets		71			68
Total assets		60,593			49,677
LIABILITIES
Short-term borrowings		874			981
Other Liabilities		76			72
Total liabilities		950			1,053
SHAREHOLDERS' EQUITY
Preferred stock par value $0.01 (liquidation preference of $1,000 per share) authorized 5,000,000; shares issued and outstanding 12,562 series AA shares at December 31, 2014 and December 31, 2013, net of issuance cost		12,562			12,562
Common stock - par value of $0.01 authorized 10,000,000 shares; issued and outstanding 4,145,547 shares at December 31, 2014 and 4,095,650 December 31, 2013		41			41
Capital surplus		38,360			37,607
Retained earnings/(accumulated deficit)		8,696			(1,590)
Accumulated other comprehensive (loss) income, net		(16)			4
Total shareholders' equity		59,643			48,624
Total liabilities and shareholders' equity		$ 60,593			$ 49,677